Exhibit 99.1

BANK OF AMERICA AUTO TRUST

SERIES 2010-2

Distribution Package	Contact:
Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: Aug 16, 2010	maryann.turbak@usbank.com

Distribution Package Includes:		Issuance Dates

- Payment Date Statement		First Distribtion Date:	July 15, 2010
Statement to Certificate Holders and Factors	2	Settlement Date:	June 24, 2010
Distribution Detail	3-6

		Cutoff Date:	May 31, 2010

Issuance Parties

		Servicer(s):	Bank of America, National Association

		Indenture Trustee:	U.S. Bank National Association

		Owner Trustee:	Wilmington Trust Company

		Underwriter(s):	Bank of America Securities LLC, Barclays Capital Inc.,
Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and RBS Securities Inc.

Contact

		Name:	Mary Ann Turbak
		Title:	Trust Officer
		Phone:	312-325-8730
Mobile:
Fax:
		Email:	maryann.turbak@usbank.com
		Address:	209 S. LaSalle St. 3rd Fl,; Chicago, IL 60604

		Website:	www.usbank.com/abs

*	See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST SERIES 2010-2

Contact:
		Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date:	August 16, 2010		maryann.turbak@usbank.com

I, II Note Payments and Factors
Class	Original Face Value	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Ending Note Factor
A-1	$340,005,000.00	$291,252,325.24	$46,710,545.48	$160,357.06	$46,870,902.54	$244,541,779.76	0.71922995
A-2	$240,000,000.00	$240,000,000.00	$0.00	$182,000.00	$182,000.00	$240,000,000.00	1.00000000
A-3	$481,000,000.00	$481,000,000.00	$0.00	$525,091.67	$525,091.67	$481,000,000.00	1.00000000
A-4	$191,126,000.00	$191,126,000.00	$0.00	$308,987.03	$308,987.03	$191,126,000.00	1.00000000

Total Notes	$1,252,131,000.00	$1,203,378,325.24	$46,710,545.48	$1,176,435.76	$47,886,981.24	$1,156,667,779.76
Certificate*	$97,876,411.97	$102,465,732.67	$0.00	$0.00	$0.00	$106,076,474.38	1.08377976

Total	$1,350,007,411.97	$1,305,844,057.91	$46,710,545.48	$1,176,435.76	$47,886,981.24	$1,262,744,254.14

AMOUNTS PER $1,000 UNIT

Class	Cusip	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Interest Rate
A-1	06052MAA3	$856.61188877	$137.38193697	$0.47163148	$137.85356845	$719.22995179	0.61940%
A-2	06052MAB1	$1,000.00000000	$0.00000000	$0.75833333	$0.75833333	$1,000.00000000	0.91000%
A-3	06052MAC9	$1,000.00000000	$0.00000000	$1.09166667	$1.09166667	$1,000.00000000	1.31000%
A-4	06052MAD7	$1,000.00000000	$0.00000000	$1.61666665	$1.61666665	$1,000.00000000	1.94000%
Certificate*		$1,046.88893481	$0.00000000	$0.00000000	$0.00000000	$1,083.77976108	0.00000%

*	Notional Balance

BANK OF AMERICA AUTO TRUST SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: August 16, 2010	maryann.turbak@usbank.com

Collection Period #	2
Record Date	August 13, 2010
Determination Date	August 5, 2010
Payment Date	August 16, 2010

III. Overcollateralization Amount

A. Initial Overcollateralization Amount	$97,876,411.97
B. Beginning Overcollateralization Amount	$102,465,732.67
C. Target Overcollateralization Amount	$116,803,843.51
D. Ending Overcollateralization Amount	$106,076,474.38

IV. Reserve Account

A. Specified Reserve Account Balance	$3,375,018.53
Beginning Balance	$3,375,018.53
B. Reserve Account Draw Amount	$0.00
Reserve Account Excess Amount	$533.17
C. Reserve Account Deposit	$0.00
Ending Balance net of withdrawls and deposits	$3,375,018.53

D. Reserve Fund Investment Income	$533.17

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period	0.935360979

Pool Balance as of the Cut-off Date	$1,350,007,411.97
Beginning Pool Balance	$1,305,844,057.91
Ending Pool Balance	$1,262,744,254.14

Beginning Weighted Average APR	5.5118120%
Ending Weighted Average APR	5.5053735%

Beginning Weighted Average Remaining Term (months)	55.1177531
Ending Weighted Average Remaining Term (months)	54.2266102

Beginning # of Receivables	64,145
Ending # of Receivables	63,174

Monthly Prepayment Speed (% ABS)	1.28%

BANK OF AMERICA AUTO TRUST SERIES 2010-2
Contact:
	Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: August 16, 2010		maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due	$1,088,203.38
B. Servicing Fee Unpaid from Prior Period	$0.00
C. Total Servicing Fee Paid	$1,088,203.38
D. Ending Servicing Fee Unpaid (A+B-C)	$0.00

VIII. Accrued Note Interest Distribution
Class	Rate	Monthly Interest	Beginning Interest Carryover Shortfall	Interest on Interest Carryover Shortfall	Interest Distributable Amount	Interest Distributable Amount Paid	Ending Interest Carryover Shortfall
A-1	0.61940%	$160,357.06	$0.00	$0.00	$160,357.06	$160,357.06	$0.00
A-2	0.91000%	$182,000.00	$0.00	$0.00	$182,000.00	$182,000.00	$0.00
A-3	1.31000%	$525,091.67	$0.00	$0.00	$525,091.67	$525,091.67	$0.00
A-4	1.94000%	$308,987.03	$0.00	$0.00	$308,987.03	$308,987.03	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price	$0.00

X. Delinquency Information

A. Delinquency Information	% of Cut-off Date

Delinquency	Count	Principal	Pool Balance
1-30 days	2,820	$41,106,030.86	3.04487%
31-60 days	354	$4,344,812.23	0.32184%
61-90 days	37	$496,599.24	0.03678%
91+ days	4	$48,803.24	0.00362%

Total	3,215	$45,996,245.57	3.40711%

XI, XII. Defaulted and Loss Information	% of Cut-off Date

	Count	Principal	Pool Balance
Defaulted Monthly Receivables	6	$140,283.98	0.01039%
Cumulative Defaulted Receivables	8	$173,663.51	0.01286%

Aggregate Monthy Liquidation Proceeds		$55,663.08	0.00412%
Cumulative Liquidation Proceeds		$55,663.08	0.00412%

Aggregate Monthy Net Loss		$93,091.58	0.00690%
Cumulative Net Losses		$126,471.11	0.00937%

BANK OF AMERICA AUTO TRUST SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: August 16, 2010	maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

1. Collections
a. Scheduled Principal Payments	$24,296,590.11
b. Prepaid Principal Payments (other than Liquidation Proceeds)	$18,662,929.68
c. Repurchased Principal	$0.00

d. Total Principal Payments (a+b+c)	$42,959,519.79
e. Interest Collections	$5,967,939.26
f. Liquidation Proceeds	$47,192.40

g. Total Collections (d+e+f)	$48,974,651.45

2. Additional Funds
a. Reserve Fund Investment Income	$533.17
b. Reserve Fund Net Withdrawl	$0.00
c. Net Swap Receipts	$0.00

d. Total Additional Funds	$533.17

3. Total Available Funds
a. Total Collections	$48,974,651.45
b. Additional Funds	$533.17

c. Total Available Funds	$48,975,184.62

B. Disbursements

a. Servicer Fees, Expenses, and Indemnities	$1,088,203.38
b. Net Swap Counterparty Payment (if applicable)	$0.00
c. Interest Payment on Class A Notes	$1,176,435.76
d. First Allocation of Principal	$0.00
e. Reserve Fund Net Deposit	$0.00
f. Regular Allocation of Principal	$46,710,545.48
g. Pro-Rata, for payment of expenses and indemnities, to
1. Indenture Trustee	$0.00
2. Owner Trustee	$0.00
3. Securities Administrator	$0.00
4. Administrator	$0.00
5. Servicer	$0.00
h. Payments to Certificateholders	$0.00

i. Total Disbursements	$48,975,184.62

C. Reconciliation

1. Total Credits	$48,975,184.62
2. Total Disbursements	$48,975,184.62

3. Reconciliation (1-2)	$0.00

BANK OF AMERICA AUTO TRUST SERIES 2010-2
Contact:
	Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: August 16, 2010		maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

4. Has there been an issuance of notes or other securities backed by the Receivables?	N/A